Cover	Oct. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2026
Entity File Number	001-14015
Entity Registrant Name	Applied Energetics, Inc.
Entity Central Index Key	0000879911
Entity Tax Identification Number	77-0262908
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9070 S Rita Road
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Tucson
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85747
City Area Code	520
Local Phone Number	628-7415
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	AERG
Security Exchange Name	NONE
Entity Emerging Growth Company	false